SCHEDULE OF CREDIT CUSTOMERS RANGING (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade And Other Receivables Net
Not past due	$ 132,747	$ 1,488,567
Past due	4,830,889	4,696,403
Less: Allowance for credit losses	(483,153)	(229,694)	$ (156,157)
Trade receivables, net	$ 4,480,483	$ 5,955,276